Equity Transactions - Distribution Policy (Details) - Non-controlling interests	12 Months Ended
Dec. 31, 2017 $ / shares
Minimum Quarterly Distribution
Total quarterly distribution target amount (in dollars per share)	$ 0.375
Minimum Quarterly Distribution | Common units
The percentage allocations of the quarterly distribution(as a percent)	98.00%
Minimum Quarterly Distribution | General partner units
The percentage allocations of the quarterly distribution(as a percent)	2.00%
Minimum Quarterly Distribution | IDRs
The percentage allocations of the quarterly distribution(as a percent)	0.00%
First Target Distribution | Minimum
Total quarterly distribution target amount (in dollars per share)	$ 0.375
First Target Distribution | Maximum
Total quarterly distribution target amount (in dollars per share)	$ 0.43125
First Target Distribution | Common units
The percentage allocations of the quarterly distribution(as a percent)	98.00%
First Target Distribution | General partner units
The percentage allocations of the quarterly distribution(as a percent)	2.00%
First Target Distribution | IDRs
The percentage allocations of the quarterly distribution(as a percent)	0.00%
Second Target Distribution | Minimum
Total quarterly distribution target amount (in dollars per share)	$ 0.43125
Second Target Distribution | Maximum
Total quarterly distribution target amount (in dollars per share)	$ 0.46875
Second Target Distribution | Common units
The percentage allocations of the quarterly distribution(as a percent)	85.00%
Second Target Distribution | General partner units
The percentage allocations of the quarterly distribution(as a percent)	2.00%
Second Target Distribution | IDRs
The percentage allocations of the quarterly distribution(as a percent)	13.00%
Third Target Distribution | Minimum
Total quarterly distribution target amount (in dollars per share)	$ 0.46875
Third Target Distribution | Maximum
Total quarterly distribution target amount (in dollars per share)	$ 0.5625
Third Target Distribution | Common units
The percentage allocations of the quarterly distribution(as a percent)	75.00%
Third Target Distribution | General partner units
The percentage allocations of the quarterly distribution(as a percent)	2.00%
Third Target Distribution | IDRs
The percentage allocations of the quarterly distribution(as a percent)	23.00%
Thereafter | Minimum
Total quarterly distribution target amount (in dollars per share)	$ 0.5625
Thereafter | Common units
The percentage allocations of the quarterly distribution(as a percent)	50.00%
Thereafter | General partner units
The percentage allocations of the quarterly distribution(as a percent)	2.00%
Thereafter | IDRs
The percentage allocations of the quarterly distribution(as a percent)	48.00%